14A. Dividends to shareholders	12 Months Ended
Dec. 31, 2015
ZHEJIANG JIAHUAN
Dividends to shareholders	In the fiscal year ended December 31, 2015 the Company do not declared dividend to the shareholders. (2014: RMB2,250,000)